Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax [Line Items]
Deferred income tax expense/(benefit)	$ (12)	$ 16	$ 39
Income tax expense/(benefit)	(7)	22	44
Lump sum in lieu of Macao complementary tax on dividends [Member]
Disclosure of income tax [Line Items]
Current income tax	5	5	5
Other overseas taxes [Member]
Disclosure of income tax [Line Items]
Current income tax	$ 0	$ 1	$ 0